General Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
General Information
1.	General Information
General information about POSCO, its 32 domestic subsidiaries including POSCO ENGINEERING & CONSTRUCTION CO., LTD., 131 foreign subsidiaries including POSCO America Corporation (collectively “the Company”) and its 131 associates and joint ventures are as follows:

(a)	The controlling company
POSCO, the controlling company, was incorporated on April 1, 1968, under the Commercial Code of the Republic of Korea to manufacture and sell steel rolled products and plates in the domestic and foreign markets.
The shares of POSCO have been listed on the Korea Exchange since June 10, 1988. POSCO owns and operates two steel plants (Pohang and Gwangyang) and one office in Korea and it also operates internationally through six of its overseas liaison offices.
As of December 31, 2019, POSCO’s shareholders are as follows:

Shareholder’s name	Number of shares	Ownership (%)
National Pension Service	10,291,670	11.80
BlackRock Fund Advisors(*1,2,3)	5,429,071	6.23
Nippon Steel Corporation(*1)	2,894,712	3.32
Samsung Group and subsidiaries(*2)	2,401,789	2.75
GIC Private Limited	1,777,316	2.04
Others	64,392,277	73.86

	87,186,835	100.00

(*1)	Includes American Depository Receipts (ADRs) of POSCO, each of which represents 0.25 share of POSCO’s common share which has par value of ￦ 5,000 per share.
(*2)	Includes shares held by subsidiaries and others.
(*3)	The number of shares held by the shareholder based on the information in the status report of large-scale shareholders filed with Korea Exchange on April 16, 2019.
As of December 31, 2019, the shares of POSCO are listed on the Korea Exchange while its ADRs are listed on the New York Stock Exchange.

(b)	Consolidated subsidiaries
Details of consolidated subsidiaries as of December 31, 2018 and 2019 are as follows:

	Principal operations	Ownership (%)
		December 31, 2018			December 31, 2019
		POSCO	Subsidiaries	Total	POSCO	Subsidiaries	Total	Region
[Domestic]
POSCO ENGINEERING & CONSTRUCTION., CO., LTD.	Engineering and construction	52.80	—	52.80	52.80	—	52.80	Pohang
POSCO COATED & COLOR STEEL Co., Ltd.	Coated steel manufacturing	56.87	—	56.87	56.87	—	56.87	Pohang
POSCO ICT	Computer hardware and software distribution	65.38	—	65.38	65.38	—	65.38	Pohang
POSCO Research Institute	Economic research and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
POSCO O&M CO.,Ltd. (formerly, POSMATE)	Business facility maintenance	59.80	40.20	100.00	47.17	52.83	100.00	Seoul
POSCO A&C	Architecture and consulting	100.00	—	100.00	45.66	54.34	100.00	Seoul
POSCO Venture Capital Co., Ltd.	Investment in venture companies	95.00	—	95.00	95.00	—	95.00	Pohang
eNtoB Corporation	Electronic commerce	7.50	53.63	61.13	7.50	53.63	61.13	Seoul
POSCO CHEMICAL CO., LTD. (formerly, POSCO CHEMTECH)	Refractories manufacturing and sales	60.00	—	60.00	61.26	—	61.26	Pohang
POSCO-Terminal Co., Ltd.	Transporting and warehousing	51.00	—	51.00	51.00	—	51.00	Gwangyang
POSCO M-TECH	Packing materials manufacturing and sales	48.85	—	48.85	48.85	—	48.85	Pohang
POSCO ENERGY CO., LTD.	Generation of electricity	89.02	—	89.02	100.00	—	100.00	Seoul
PNR	Steel byproduct manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Pohang
Future Creation Fund Postech Early Stage account	Investment in venture companies	—	40.00	40.00	—	40.00	40.00	Seoul
POSCO WOMAN’S FUND	Investment in venture companies	—	40.00	40.00	—	40.00	40.00	Seoul
SPH Co, LTD.	House manufacturing and management	—	100.00	100.00	—	100.00	100.00	Incheon
Posco Group University	Education service and real estate business	100.00	—	100.00	100.00	—	100.00	Incheon
Growth Ladder POSCO K-Growth Global Fund	Investment in venture companies	—	50.00	50.00	—	50.00	50.00	Pohang
2015 POSCO New technology II Fund	Investment in venture companies	—	25.00	25.00	—	25.00	25.00	Pohang
POSCO Research & Technology	Intellectual Property Services and consulting	100.00	—	100.00	100.00	—	100.00	Seoul
TANCHEON E&E (formerly, POSCO E&E)	Refuse derived fuel and power generation	—	100.00	100.00	—	100.00	100.00	Seoul
POSCO Humans	Construction	90.30	—	90.30	75.49	24.51	100.00	Pohang
Mapo Hibroad Parking Co., Ltd.	Construction	—	71.00	71.00	—	71.00	71.00	Seoul
Busan E&E Co., Ltd.	Refuse derived fuel and power generation	70.00	—	70.00	70.00	—	70.00	Busan
POSCO Family Strategy Fund	Investment in venture companies	69.91	30.09	100.00	69.91	30.09	100.00	Pohang
POSCO INTERNATIONAL Corporation (formerly, POSCO DAEWOO Corporation)	Trading, energy & resource development and others	62.90	0.04	62.94	62.91	0.03	62.94	Seoul
Pohang Scrap Recycling Distribution Center Co., Ltd.	Steel processing and sales	—	51.00	51.00	—	51.00	51.00	Pohang
PSC Energy Global Co., Ltd.	Investment in energy industry	—	100.00	100.00	—	100.00	100.00	Pohang
Suncheon Eco Trans Co. LTD	Train manufacturing and management	100.00	—	100.00	100.00	—	100.00	Suncheon
Songdo Development PMC (Project Management Company) LLC.	Housing business agency	—	100.00	100.00	—	100.00	100.00	Incheon
Korea Fuel Cell	Fuel cell	—	—	—	—	100.00	100.00	Pohang
POSCO GEM 1th Fund	Investment in venture companies	—	—	—	98.81	1.19	100.00	Pohang
POSCO Processing&Service	Steel sales and trading	93.95	0.45	94.40	—	—	—	Seoul
MegaAsset Co.,Ltd.	Real estate rental and sales	—	100.00	100.00	—	—	—	Incheon
HOTEL LAONZENA	Hotel business	—	100.00	100.00	—	—	—	Daegu
Posco e&c Songdo International Building	Non-residental building rental	—	100.00	100.00	—	—	—	Seoul
POSCO ES MATERIALS CO., LTD.	Secondary and storage battery manufacturing	90.00	—	90.00	—	—	—	Gumi
BLUE O&M Co.,Ltd.	Engineering service	—	100.00	100.00	—	—	—	Pohang
[Foreign]
POSCO America Corporation	Steel trading	99.45	0.55	100.00	99.45	0.55	100.00	USA
POSCO AUSTRALIA PTY LTD	Raw material sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO Canada Ltd.	Coal sales	—	100.00	100.00	100.00	—	100.00	Canada
POSCAN Elkview	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO Asia Co., Ltd.	Steel and raw material trading	100.00	—	100.00	100.00	—	100.00	China
POSCO-CTPC Co., Ltd.	Steel manufacturing and sales	61.91	38.09	100.00	100.00	—	100.00	China
POSCO E&C Vietnam Co., Ltd.	Steel structure manufacturing and sales	—	100.00	100.00	—	100.00	100.00	Vietnam
Zhangjiagang Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	58.60	23.88	82.48	58.60	23.88	82.48	China
POSCO (Thailand) Company Limited	Steel manufacturing and sales	88.58	11.42	100.00	100.00	—	100.00	Thailand
POSCO-MKPC SDN BHD	Steel manufacturing and sales	44.69	25.31	70.00	70.00	—	70.00	Malaysia
Qingdao Pohang Stainless Steel Co., Ltd.	Stainless steel manufacturing and sales	70.00	30.00	100.00	70.00	30.00	100.00	China
POSCO(Suzhou) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-China Qingdao Processing Center Co., Ltd.	Steel manufacturing and sales	—	100.00	100.00	100.00	—	100.00	China
POS-ORE PTY LTD	Iron ore sales and sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-China Holding Corp.	Holding company	100.00	—	100.00	100.00	—	100.00	China
POSCO JAPAN Co., Ltd.	Steel trading	100.00	—	100.00	100.00	—	100.00	Japan
POS-CD PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POS-GC PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-India Private Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	India
POSCO-India Pune Processing Center. Pvt. Ltd.	Steel manufacturing and sales	65.00	—	65.00	65.00	—	65.00	India
POSCO Japan PC CO., LTD	Steel manufacturing and sales	—	86.12	86.12	—	86.12	86.12	Japan
POSCO-CFPC Co., Ltd.	Steel manufacturing and sales	39.60	60.40	100.00	39.60	60.40	100.00	China
POSCO E&C CHINA Co., Ltd.	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	China
POSCO MPPC S.A. de C.V.	Steel manufacturing and sales	21.02	75.29	96.31	21.02	75.29	96.31	Mexico
Zhangjigang Pohang Port Co., Ltd.	Loading and unloading service	—	100.00	100.00	—	100.00	100.00	China
POSCO-VIETNAM Co., Ltd.	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Vietnam
POSCO MEXICO S.A. DE C.V.	Automotive steel sheet manufacturing and sales	83.28	14.88	98.16	83.28	14.88	98.16	Mexico
POSCO-Poland Wroclaw Processing Center Sp. z o. o.	Steel manufacturing and sales	60.00	—	60.00	60.00	—	60.00	Poland
POS-NP PTY LTD	Coal sales	—	100.00	100.00	—	100.00	100.00	Australia
POSCO DAEWOO WAIGAOQIAO SHANGHAI CO., LTD	Intermediary trade & bonded warehouse operation	—	100.00	100.00	—	100.00	100.00	China
PT. Bio Inti Agrindo	Forest resources development	—	85.00	85.00	—	85.00	85.00	Indonesia
POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Australia
POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd.	Steel manufacturing and sales	50.00	10.00	60.00	50.00	10.00	60.00	China
POSCO Thainox Public Company Limited	STS cold-rolled steel manufacturing and sales	84.66	—	84.66	84.39	—	84.39	Thailand
Hunchun Posco Hyundai Logistics	Logistics	—	80.00	80.00	—	80.00	80.00	China
POSCO INTERNATIONAL VIETNAM COMPANY LIMITED	Trading business	—	100.00	100.00	—	100.00	100.00	Vietnam
POSCO(Chongqing) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
SUZHOU POSCO-CORE TECHNOLOGY CO., LTD.	Component manufacturing and sales	—	100.00	100.00	84.85	15.15	100.00	China
PT.Krakatau Posco Chemtech Calcination	Quicklime manufacturing and sales	—	80.00	80.00	—	80.00	80.00	Indonesia
POSCO AFRICA (PROPRIETARY) LIMITED	Mine development	100.00	—	100.00	100.00	—	100.00	South Africa
POSCO ICT BRASIL	IT service and engineering	—	100.00	100.00	—	100.00	100.00	Brazil
LA-SRDC	Scrap manufacturing	—	100.00	100.00	—	100.00	100.00	USA
POSCO Center Beijing	Real estate development, rental and management	—	100.00	100.00	—	100.00	100.00	China
POSCO AMERICA COMERCIALIZADORA S DE RL DE CV	Steel sales	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO(Guangdong) Automotive Steel Co., Ltd.	Steel manufacturing and sales	83.64	10.00	93.64	83.64	10.00	93.64	China
POSCO-Malaysia SDN. BHD.	Steel manufacturing and sales	81.79	13.63	95.42	81.79	13.63	95.42	Malaysia
PT KRAKATAU BLUE WATER	Wastewater treamtment facilities operation and maintenance	—	67.00	67.00	—	67.00	67.00	Indonesia
POSCO INTERNATIONAL MYANMAR CORPORATION LIMITED	Trading business	—	100.00	100.00	—	100.00	100.00	Myanmar
POSCO-Italy Processing Center	Stainless steel sheetmanufacturing and sales	80.00	10.00	90.00	88.89	11.11	100.00	Italy
Myanmar POSCO C&C Company, Limited.	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO ICT VIETNAM	IT service and electric control engineering	—	100.00	100.00	—	100.00	100.00	Vietnam
Daewoo Global Development. Pte., Ltd	Real estate development	—	81.51	81.51	—	81.51	81.51	Singapore
Myanmar POSCO Engineering & Construction Company, Limited.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Myanmar
POS-Minerals Corporation	Mine development management and sales	—	100.00	100.00	—	100.00	100.00	USA
POSCO(Wuhu) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	68.57	31.43	100.00	68.57	31.43	100.00	China
POSCO Engineering and Construction India Private Limited	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	India
POSCO COATED STEEL (THAILAND) CO., LTD.	Automotive steel sheetmanufacturing and sales	100.00	—	100.00	100.00	—	100.00	Thailand
[Foreign]
Daewoo Amara Company Limited	Real estate development	—	85.00	85.00	—	85.00	85.00	Myanmar
POSMATE-CHINA CO., LTD	Business facility maintenance	—	100.00	100.00	—	100.00	100.00	China
POSCO-Mexico Villagran Wire-rod Processing Center	Steel manufacturing and sales	56.75	10.00	66.75	56.75	10.00	66.75	Mexico
POSCO ChengDu Processing Center	Steel manufacturing and sales	33.00	10.00	43.00	33.00	10.00	43.00	China
POSCO SUZHOU PROCESSING CENTER CO., LTD.	Steel manufacturing and sales	30.00	70.00	100.00	30.00	70.00	100.00	China
POSCO E&C SMART S DE RL DE CV	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO Philippine Manila Processing Center, Inc.	Steel manufacturing and sales	—	100.00	100.00	100.00	—	100.00	Philippines
POSCO E&C HOLDINGS CO., Ltd.	Holding company	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO INTERNATIONAL POWER (PNGLAE) LTD.	Electricity production	—	100.00	100.00	—	100.00	100.00	Papua New Guinea
PT.Krakatau Posco Social Enterprise	Social enterprise	—	100.00	100.00	—	100.00	100.00	Indonesia
Ventanas Philippines Construction Inc	Construction	—	100.00	100.00	—	100.00	100.00	Philippines
POSCO E&C Mongolia	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Mongolia
SANPU TRADING Co., Ltd.	Raw material trading	—	70.04	70.04	—	70.04	70.04	China
Zhangjiagang BLZ Pohang International Trading	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	China
POSCO RU Limited Liability Company	Trade and business development	100.00	—	100.00	100.00	—	100.00	Russia
GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Rice processing	—	60.00	60.00	—	60.00	60.00	Myanmar
POSCO ICT-China Co., Ltd	IT service and DVR business	—	100.00	100.00	—	100.00	100.00	China
Pos-Sea Pte Ltd	Steel Intermediate trade	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO Europe Steel Distribution Center	Logistics & Steel sales	50.00	20.00	70.00	50.00	20.00	70.00	Slovenia
POSCO ENGINEERING (THAILAND) CO., LTD.	Construction and engineering service	—	100.00	100.00	—	100.00	100.00	Thailand
POSCO VST CO., LTD.	Stainless steel sheet manufacturing and sales	95.65	—	95.65	95.65	—	95.65	Vietnam
POSCO INTERNATIONAL UKRAINE, LLC.	Grain sales	—	100.00	100.00	—	100.00	100.00	Ukraine
Zhangjiagang Pohang Refractories Co., Ltd.	Refractory materials sales & furnace maintenance	—	51.00	51.00	—	51.00	51.00	China
POSCO Maharashtra Steel Private Limited	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	India
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	Steel manufacturing and sales	93.34	1.98	95.32	93.34	1.98	95.32	India
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Turkey
POSCO Vietnam Processing Center. Co., Ltd	Steel manufacturing and sales	83.54	5.29	88.83	83.54	5.29	88.83	Vietnam
POSCO(Liaoning) Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO-Indonesia Jakarta Processing Center	Steel manufacturing and sales	65.00	20.00	85.00	65.00	20.00	85.00	Indonesia
PT.MRI	Mine development	65.00	—	65.00	65.00	—	65.00	Indonesia
POSCO TMC INDIA PRIVATE LIMITED	Steel manufacturing and sales	—	100.00	100.00	—	100.00	100.00	India
POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD.	Steel manufacturing and sales	—	97.80	97.80	—	97.80	97.80	USA
POSCO(Yantai Automotive Processing Center Co., Ltd.	Steel manufacturing and sales	90.00	10.00	100.00	90.00	10.00	100.00	China
POSCO India Steel Distribution Center Private Ltd.	Steel logistics	—	100.00	100.00	—	100.00	100.00	India
POSCO China Dalian Plate Processing Center Co., Ltd.	Plate manufacturing and sales	79.52	11.70	91.22	79.52	11.70	91.22	China
POSCO SS VINA JOINT STOCK COMPANY (Formerly, POSCO SS VISA CO., Ltd.)	Steel manufacturing and sales	100.00	—	100.00	100.00	—	100.00	Vietnam
PT.POSCO ICT INDONESIA	IT service and electric control engineering	—	66.99	66.99	—	66.99	66.99	Indonesia
POSCO NCR Coal Ltd.	Coal sales	—	100.00	100.00	—	100.00	100.00	Canada
POSCO WA PTY LTD	Iron ore sales & mine development	100.00	—	100.00	100.00	—	100.00	Australia
POSCO AUSTRALIA GP PTY LIMITED	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO INTERNATIONAL POWER(PNGPOM) LTD.	Electricity production	—	100.00	100.00	—	100.00	100.00	Papua New Guinea
PT. KRAKATAU POSCO ENERGY	Electricity production construction and operation	—	90.00	90.00	—	90.00	90.00	Indonesia
POSCO INTERNATIONAL AMERICA CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	USA
POSCO INTERNATIONAL Deutschland GMBH	Trading business	—	100.00	100.00	—	100.00	100.00	Germany
POSCO INTERNATIONAL JAPAN CORP.	Trading business	—	100.00	100.00	—	100.00	100.00	Japan
POSCO INTERNATIONAL SINGAPORE PTE. LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	Singapore
POSCO INTERNATIONAL ITALIA S.R.L.	Trading business	—	100.00	100.00	—	100.00	100.00	Italy
POSCO INTERNATIONAL (CHINA) CO., LTD	Trading business	—	100.00	100.00	—	100.00	100.00	China
POSCO INTERNATIONAL TEXTILE LLC.	Textile manufacturing	—	100.00	100.00	—	100.00	100.00	Uzbekistan
POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD.	Resource development	—	100.00	100.00	—	100.00	100.00	Australia
POSCO MAURITIUS LIMITED	Coal development and sales	—	100.00	100.00	—	100.00	100.00	Mauritius
PT. KRAKATAU POSCO	Steel manufacturing and sales	70.00	—	70.00	70.00	—	70.00	Indonesia
POSCO INTERNATIONAL MEXICO S.A DE C.V.	Trading business	—	100.00	100.00	—	100.00	100.00	Mexico
POSCO INTERNATIONAL MALAYSIA SDN BHD	Trading business	—	100.00	100.00	—	100.00	100.00	Malaysia
PT.POSCO INDONESIA INTI	Mine development	100.00	—	100.00	100.00	—	100.00	Indonesia
POSCO INTERNATIONAL SHANGHAI CO., LTD.	Trading business	—	100.00	100.00	—	100.00	100.00	China
PGSF, L.P.	Investment in bio tech Industry	—	100.00	100.00	—	100.00	100.00	USA
POSCO INTERNATIONAL INDIA PVT. LTD	Trading business	—	100.00	100.00	—	100.00	100.00	India
POSCO(Dalian) IT Center Development Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	China
PT. POSCO E&C INDONESIA	Civil engineering and construction	—	100.00	100.00	—	100.00	100.00	Indonesia
HUME COAL PTY LTD	Raw material manufacturing	—	100.00	100.00	—	100.00	100.00	Australia
Brazil Sao Paulo Steel Processing Center	Steel manufacturing and sales	—	76.00	76.00	—	76.00	76.00	Brazil
DAESAN (CAMBODIA) Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Cambodia
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	Construction	—	100.00	100.00	—	100.00	100.00	Brazil
POSCO ASSAN TST STEEL INDUSTRY	Steel manufacturing and sales	60.00	10.00	70.00	60.00	10.00	70.00	Turkey
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	Real estate development and investment	—	100.00	100.00	—	100.00	100.00	Hongkong
JB CLARK HILLS(*1)	Apartment construction	—	25.00	25.00	—	70.00	70.00	Philippines
POS-LT Pty Ltd	Lithium mining investment	—	100.00	100.00	—	100.00	100.00	Australia
ZHEJIANG POSCO-HUAYOU ESM CO., LTD	Anode material manufacturing	100.00	—	100.00	60.00	—	60.00	China
POSCO Argentina S.A.U.	Mineral exploration/manufacturing/sales	100.00	—	100.00	100.00	—	100.00	Argentina
GRAIN TERMINAL HOLDING PTE. LTD.	Trade	—	—	—	—	75.00	75.00	Singapore
Mykolaiv Milling Works PJSC.	Grain trading	—	—	—	—	100.00	100.00	Ukraine
Yuzhnaya Stevedoring Company Limited LLC.	Cargo handling	—	—	—	—	100.00	100.00	Ukraine
Myanmar POSCO Steel Co., Ltd	Steel manufacturing and sales	—	70.00	70.00	—	70.00	70.00	Myanmar
POSCO SINGAPORE LNG TRADING PTE. LTD.	LNG trading	50.00	50.00	100.00	—	—	—	Singapore
POSCO DAEWOO E&P CANADA CORPORATION	Crude oil and natural gas mining	—	100.00	100.00	—	—	—	Canada
Daewoo Power and Infra (PTY) Limited	Electricity	—	100.00	100.00	—	—	—	South Africa
Daewoo Precious Resources Co., Ltd.	Resources development	—	70.00	70.00	—	—	—	Myanmar
POSCO E&C (THAILAND) CO., Ltd.	Construction and engineering	—	100.00	100.00	—	—	—	Thailand
POSCO Gulf SFC LLC	Steel manufacturing and sales	—	65.72	65.72	—	—	—	United Arab Emirates
POSCO-South Asia Company Limited	Steel sales	100.00	—	100.00	—	—	—	Thailand
POSCO(Guangdong) Coated Steel Co., Ltd.	Steel manufacturing and sales	87.04	10.04	97.08	—	—	—	China
DAEWOO INTERNATIONAL GUANGZHOU CORP.	Trading business	—	100.00	100.00	—	—	—	China

(*1)	Reclassified from associate to subsidiary during the year ended December 31, 2019.
The equity investment of controlling company decreased by
￦
48,538 million (POSCO CHEMICAL CO., LTD. and others) and
￦
1,497 million (POSCO Gulf SFC LLC and others) in 2018 and 2019, respectively, as a result of changes in the Company’s ownership interests in subsidiaries that did not result in a loss of control.
Cash dividends paid to POSCO by subsidiaries in 2017, 2018 and 2019 amounted to
￦
70,087 million,
￦
100,582 million and
￦
100,862 million, respectively.
As of December 31, 2019, there are no restrictions on the ability of subsidiaries to transfer funds to the controlling company, such as in the form of cash dividends, repayment of loans or payment of advances.

(c)	Details of non-controlling interest as of and for the years ended December 31, 2017, 2018 and 2019 are as follows:

1)	December 31, 2017

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO CHEMICAL	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ENERGY CO., LTD.	Others	Total
Current assets	￦	4,483,544	557,041	441,325	4,878,251	1,054,538	8,579,813	19,994,512
Non-current assets		4,590,394	2,771,504	316,724	2,444,616	2,859,824	6,676,559	19,659,621
Current liabilities		(4,221,443)	(1,237,255)	(145,649)	(3,896,680)	(785,462)	(8,313,902)	(18,600,391)
Non-current liabilities		(1,549,013)	(1,933,247)	(970)	(833,403)	(2,200,065)	(2,048,454)	(8,565,152)
Equity		3,303,482	158,043	611,430	2,592,784	928,835	4,894,016	12,488,590
Non-controlling interests		1,224,303	47,413	244,572	1,223,816	762,390	974,941	4,477,435
Sales		20,891,526	1,635,837	1,163,918	5,794,532	1,578,026	23,547,072	54,610,911
Profit (loss) for the period		115,321	(117,729)	101,019	169,011	70,795	258,053	596,470
Profit (loss) attributable to non-controlling interests		42,739	(35,318)	40,408	79,775	7,770	39,605	174,979
Cash flows from operating activities		128,875	(27,817)	20,042	(84,840)	30,295	140,418	206,973
Cash flows from investing activities		(86,365)	(5,502)	(18,699)	(171,924)	(2,792)	(63,621)	(348,903)
Cash flows from financing activities (before dividends to non-controlling interest)		(19,295)	31,782	8	150,801	220,317	(38,090)	345,523
Dividend to non-controlling interest		(22,597)	—	(7,088)	—	(24,183)	(12,777)	(66,645)
Effect of exchange rate fluctuation on cash held		(459)	(147)	(6)	(3,541)	—	(15,532)	(19,685)
Net increase (decrease) in cash and cash equivalents		159	(1,684)	(5,743)	(109,504)	223,637	10,398	117,263

2)	December 31, 2018

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO CHEMICAL	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ENERGY CO., LTD.	Others	Total
Current assets	￦	5,311,596	615,491	416,284	4,100,967	825,241	9,137,798	20,407,377
Non-current assets		4,363,490	2,730,865	460,905	1,911,844	2,767,203	5,493,324	17,727,631
Current liabilities		(4,724,056)	(1,368,498)	(140,268)	(3,007,029)	(1,197,845)	(8,026,474)	(18,464,170)
Non-current liabilities		(1,563,107)	(1,754,797)	(10,767)	(608,089)	(1,445,288)	(1,925,084)	(7,307,132)
Equity		3,387,923	223,061	726,154	2,397,693	949,311	4,679,564	12,363,706
Non-controlling interests		1,255,728	66,918	290,461	1,131,733	335,203	929,506	4,009,549
Sales		23,314,595	1,871,634	1,340,984	6,799,292	1,841,187	24,721,939	59,889,631
Profit (loss) for the period		113,196	54,257	142,918	290,131	(73,948)	(56,151)	470,403
Profit (loss) attributable to non-controlling interests		41,956	16,277	57,167	136,944	(8,116)	(101,156)	143,072
Cash flows from operating activities		(61,173)	89,131	29,865	207,729	16,211	14,869	296,632
Cash flows from investing activities		(12,780)	(6,432)	(15,801)	272,230	35,460	(13,199)	259,478
Cash flows from financing activities (before dividends to non-controlling interest)		99,496	(82,295)	—	(400,499)	(71,378)	(16,094)	(470,770)
Dividend to non-controlling interest		(22,862)	—	(8,270)	—	(19,813)	(6,906)	(57,851)
Effect of exchange rate fluctuation on cash held		807	21	(17)	1,257	—	1,682	3,750
Net increase (decrease) in cash and cash equivalents		3,488	425	5,777	80,717	(39,520)	(19,648)	31,239

3)	December 31, 2019

(in millions of Won)	POSCO INTERNATIONAL Corporation		PT. KRAKATAU POSCO	POSCO CHEMICAL	POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO ICT	Others	Total
Current assets	￦	4,396,683	520,057	624,017	4,242,954	441,208	8,062,428	18,287,347
Non-current assets		4,186,197	2,723,254	1,050,406	1,808,919	210,037	4,740,887	14,719,700
Current liabilities		(3,013,269)	(1,570,204)	(236,968)	(2,734,305)	(262,265)	(7,672,691)	(15,489,702)
Non-current liabilities		(2,087,769)	(1,590,810)	(462,361)	(786,191)	(38,836)	(2,095,797)	(7,061,764)
Equity		3,481,842	82,297	975,094	2,531,377	350,144	3,034,827	10,455,581
Non-controlling interests		1,290,600	24,689	377,770	1,194,833	121,213	1,124,381	4,133,486
Sales		22,745,239	1,906,302	1,434,507	7,625,389	925,551	22,975,605	57,612,593
Profit (loss) for the period		199,721	(146,975)	94,481	330,298	32,954	(587,146)	(76,667)
Profit (loss) attributable to non-controlling interests		74,030	(44,093)	36,604	155,904	11,408	(89,676)	144,177
Cash flows from operating activities		580,372	61,398	22,794	24,636	21,571	(16,324)	694,447
Cash flows from investing activities		(40,264)	(7,173)	(111,996)	(6,620)	(2,129)	31,057	(137,125)
Cash flows from financing activities (before dividends to non-controlling interest)		(502,801)	(53,890)	134,609	(25,448)	(336)	(4,295)	(452,161)
Dividend to non-controlling interest		(27,432)	—	(9,451)	(9,867)	(2,628)	(11,079)	(60,457)
Effect of exchange rate fluctuation on cash held		1,736	25	(7)	1,401	(47)	3,931	7,039
Net increase (decrease) in cash and cash equivalents		11,611	360	35,949	(15,898)	16,431	3,290	51,743
(d)	Details of associates and joint ventures

1)	Associates
Details of associates as of December 31, 2018 and 2019 are as follows:

		Ownership (%)
Investee	Category of business	2018	2019	Region
[Domestic]
New Songdo International City Development, LLC	Real estate rental	29.90	29.90	Seoul
Gale International Korea, LLC	Real estate rental	29.90	29.90	Seoul
SNNC	Raw material manufacturing and sales	49.00	49.00	Gwangyang
KONES, Corp.	Technical service	41.67	41.67	Gyeongju
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	Real estate development	29.53	29.53	Chungju
DAEHO GLOBAL MANAGEMENT CO., LTD.	Investment advisory service	35.82	35.82	Pohang
Mokpo Deayang Industrial Corporation	Real estate development and rental	27.40	27.40	Mokpo
Gunggi Green Energy(*1)	Electricity generation	19.00	19.00	Hwaseong
Pohang Special Welding Co.,Ltd.	Welding material and tools manufacturing and sales	50.00	50.00	Pohang
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund(*1)	Investment in new technologies	12.50	12.50	Seoul
EQP POSCO Global NO1 Natural Resources Private Equity Fund	Investment in new technologies	31.27	33.41	Seoul
KC Chemicals CORP.(*1)	Machinery manufacturing	19.00	19.00	Hwaseong
Garolim Tidal Power Plant Co.,Ltd	Tidal power plant construction and management	32.13	32.13	Seosan
POSTECH Social Enterprise Fund(*1)	Investment in new technologies	9.17	9.17	Seoul
QSONE Co.,Ltd.	Real estate rental and facility management	50.00	50.00	Seoul
Chun-cheon Energy Co., Ltd	Electricity generation	45.67	49.10	Chuncheon
Keystone NO. 1 Private Equity Fund(*6)	Private equity financial	40.45	52.58	Seoul
Noeul Green Energy(*1)	Electricity generation	10.00	10.00	Seoul
Posco-IDV Growth Ladder IP Fund(*1)	Investment in new technologies	17.86	17.86	Seoul
Daesung Steel(*1)	Steel sales	17.54	17.54	Busan
Pohang E&E Co., LTD	Investment in waste energy	30.00	30.00	Pohang
POSCO Energy Valley Fund	Investment in new technologies	20.00	20.00	Pohang
Hyundai Invest Guggenheim CLO Qualified Private Special Asset Trust No.2	Investment in new technologies	38.47	35.44	Seoul
PoscoPlutus Bio Fund(*1)	Investment in new technologies	11.97	11.97	Seoul
PoscoPlutus Project Fund(*1)	Investment in new technologies	11.91	11.91	Seoul
Posco Agri-Food Export Fund	Investment in new technologies	30.00	30.00	Seoul
PoscoPlutus Project 2nd Project Fund(*1)	Investment in new technologies	0.61	0.61	Seoul
Posco Culture Contents Fund	Investment in new technologies	31.67	31.67	Seoul
PCC_Centroid 1st Fund	Investment in new technologies	24.10	24.10	Seoul
PCC Amberstone Private Equity Fund 1(*1)	Investment in new technologies	8.80	8.80	Seoul
UITrans LRT Co., Ltd.	Transporting	38.19	38.19	Seoul
POSCO Advanced Technical Staff Fund(*1)	Investment in new technologies	15.87	15.87	Seoul
POSCO 4th Industrial Revolution Fund(*1)	Investment in new technologies	19.05	19.05	Seoul
Incheon-Gimpo Expressway Co., Ltd.(*1)	Construction	18.26	18.26	Anyang
Pureun Tongyeong Enviro Co., Ltd.	Sewerage treatment	20.40	20.40	Tongyeong
Pure Gimpo Co., Ltd.	Construction	28.79	28.79	Seoul
POSCO PLANTEC Co., Ltd.(*2,6)	Construction of industrial plant	73.94	73.94	Ulsan
Posgreen Co., Ltd.(*1)	Lime and plaster manufacturing	19.00	19.00	Gwangyang
Clean Iksan Co., Ltd.	Construction	23.50	23.50	Iksan
Innovalley Co., Ltd.	Real estate development	28.77	28.77	Yongin
Pohang Techno Valley PFV Corporation(*6)	Real estate development, supply and rental	57.39	57.39	Pohang
BLUE OCEAN Private Equity Fund	Private equity financial	27.52	27.52	Seoul
Western Inland highway CO.,LTD.	Construction	27.50	30.00	Incheon
Metropolitan Outer Ring Expressway co., ltd.	Investment in Expressway	47.58	21.27	Incheon
IT ENGINEERING CO., LTD.(*1)	Vehicle engineering	10.84	4.99	Seoul
PCC Bio 1ST Fund(*1)	Investment in new technologies	13.46	13.46	Seoul
INNOPOLIS Job Creation Fund II(*1)	Investment in new technologies	6.43	6.21	Seoul
POSPower Co., Ltd.	Generation of electricity	34.00	34.00	Samcheok
INKOTECH, INC.(*1)	Electricity generation and sales	10.00	10.00	Seoul
PCC Social Enterprise Fund II(*1)	Investment in venture companies	16.67	16.67	Seoul
PCC Amberstone Private Equity Fund II(*1)	Private equity trust	19.70	19.91	Seoul
Synapse Fund(*1)	Investment in new technologies	16.26	16.26	Seoul
NEXTRAIN Co.,Ltd	Service maintenance and management	32.00	32.00	Incheon
TK CHEMICAL CORPORATION(*1)	Chemical	8.80	5.01	Daegu
Hanil-Daewoo Cement Co., Ltd.(*1)	Cement	15.00	15.00	Incheon
PCC S/W 2nd Fund(*1,3)	Investment in new technologies business	—	12.81	Pohang
PCC-Conar No.1 Fund l(*1,3)	Investment in venture	—	13.64	Pohang
Hyochun Co., Ltd(*1,3)	Screen door operation and other	—	18.00	Seoul
RPSD Project Co., Ltd(*3)	Real estate development	—	29.00	Incheon
PCC EV Fund(*1,3)	Investment in new technologies business	—	18.18	Pohang
IBKC-PCC 1st Fund(*1,3)	Investment in new technologies business	—	18.18	Pohang
2019 PCC Materials and Parts Fund(*1,3)	Investment in new technologies business	—	8.70	Pohang
Shinahn wind Power generation(*1,3)	Electric, gas, steam	—	19.00	Suwon
2019 PCC New technology Fund(*1,3)	Investment in new technologies business	—	4.76	Pohang
PCC-Woori LP secondary Fund(*1,3)	Investment in new technologies business	—	18.85	Pohang
2016 Posco Plutus New technology Fund(*4)	New technology business investment	25.17	—	Seoul
Clean Gimpo Co., Ltd(*5)	Waste treatment and others	29.58	—	Gimpo
Postech Early Stage Fund(*4)	investment in New technology	10.00	—	Pohang
Appliedscience Co., Ltd(*4)	Machine manufacturing for semiconductor manufacturing	22.89	—	Paju
[Foreign]
VSC POSCO Steel Corporation	Steel processing and sales	50.00	50.00	Vietnam
JB CLARK HILLS(*7)	Apartment Construction	25.00	70.00	Philippines
POSCHROME (PROPRIETARY) LIMITED	Raw material manufacturing and sales	50.00	50.00	South Africa
CAML RESOURCES PTY LTD	Raw material manufacturing and sales	33.34	33.34	Australia
Nickel Mining Company SAS	Raw material manufacturing and sales	49.00	49.00	New Caledonia
PT. Wampu Electric Power	Construction and civil engineering	20.00	20.00	Indonesia
POSK(Pinghu) Steel Processing Center Co., Ltd.	Steel processing and sales	20.00	20.00	China
PT.INDONESIA POS CHEMTECH CHOSUN Ref	Refractory manufacturing and sales	30.19	30.19	Indonesia
NS-Thainox Auto Co., Ltd.	Steel manufacturing and sales	49.00	49.00	Vietnam
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	Tinplate manufacturing and sales	34.00	34.00	China
PT. Tanggamus Electric Power(*1)	Construction and civil engineering	17.50	17.50	Indonesia
LLP POSUK Titanium	Titanium manufacturing and sales	36.83	35.30	Kazakhstan
LI3 ENERGY INC	Resource development	26.06	26.06	Peru
IMFA ALLOYS FINLEASE LTD	Raw material manufacturing and sales	24.00	24.00	India
KRAKATAU POS-CHEM DONG-SUH CHEMICAL(*1)	Chemical by-product manufacturing and sales	19.00	19.00	Indonesia
7623704 Canada Inc.(*1)	Investments management	10.40	10.40	Canada
Hamparan Mulya	Resource development	45.00	45.00	Indonesia
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd.	Steel manufacturing and sales	25.00	25.00	China
Eureka Moly LLC	Raw material manufacturing and sales	20.00	20.00	USA
PT. Batutua Tembaga Raya	Raw material manufacturing and sales	22.00	22.00	Indonesia
KIRIN VIETNAM CO., LTD(*1)	Panel manufacturing	19.00	19.00	Vietnam
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	Steel processing and sales	25.00	25.00	China
POS-SeAH Steel Wire (Thailand) Co., Ltd.	Steel manufacturing and sales	25.00	25.00	Thailand
Jupiter Mines Limited(*1)	Resource development	6.93	6.93	Australia
SAMHWAN VINA CO., LTD(*1)	Steel manufacturing and sales	19.00	19.00	Vietnam
Saudi-Korean Company for Maintenance Properties Management LLC(*1)	Building management	19.00	19.00	Saudi Arabia
NCR LLC	Coal sales	29.41	29.40	Canada
AMCI (WA) PTY LTD	Iron ore sales & mine development	49.00	49.00	Australia
SHANGHAI LANSHENG DAEWOO CORP.	Trading	49.00	49.00	China
SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN’L TRADING CO., LTD.	Trading	49.00	49.00	China
General Medicines Company Ltd.	Medicine manufacturing and sales	33.00	33.00	Sudan
KOREA LNG LTD.	Gas production and sales	20.00	20.00	England
AES-VCM Mong Duong Power Company Limited	Electricity generation	30.00	30.00	Vietnam
KG Power(M) SDN. BHD	Resource development	20.00	20.00	Malaysia
South-East Asia Gas Pipeline Company Ltd.	Pipeline construction and management	25.04	25.04	Myanmar
GLOBAL KOMSCO Daewoo LLC	Cotton celluloid manufacturing and sales	35.00	35.00	Uzbekistan
POSCO-Poggenamp Electrical Steel Pvt. Ltd.	Steel processing and sales	26.00	26.00	India
Qingdao Pohang DGENX Stainless SteelPipeCo., Ltd	Exhaust meter manufacturing	40.00	40.00	China
SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD(*1)	Medicine production	3.42	3.42	Vietnam
ZHEJIANG HUAYOU-POSCO ESM(*3)	Produce	—	40.00	China
Sebang Steel(*4)	Scrap sale	49.00	—	Japan
ERAE Automotive Systems Mexico, S. DE R.L. DE C.V(*4)	Automobile parts manufacturing	7.65	—	Mexico

(*1)	Considering the composition of board of directors, the Company is able to exercise significant influence even though the Company’s percentage of ownership is below 20%.
(*2)
On September 30, 2015, in order to improve its financial standing and normalize operation, the associates reached a workout agreement with its Creditor Financial Institutions Committee. As a result, the Company lost its control and classified its shares as investment in associate.

(*3)	During the year ended December 31, 2019, the entity was newly classified to associates.
(*4)	During the year ended December 31, 2019, the entity was excluded from associates due to liquidation.
(*5)	During the year ended December 31, 2019, the entity was excluded from associates due to sale of interest.
(*6)	Considering the composition of board of directors, the Company has no control even though the Company’s percentage of ownership if above 50%.
(*7)	During the year ended December 31, 2019, the Company reclassified to subsidiaries from associates.
2)	Joint ventures
Details of joint ventures as of December 31, 2018 and 2019 are as follows:

		Ownership (%)
Investee	Category of business	2018	2019	Region
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	Steel processing and sales	60.00	60.00	Gwangyang
POSCO-SGI Falcon Pharmaceutic Bio Secondary Fund 1	Investment in new technologies	24.55	24.55	Seoul
POSCO-KB Shipbuilding Restructuring Fund	Investment in new technologies	18.75	18.75	Seoul
POSCO-NSC Venture Fund	Investment in new technologies	16.67	16.67	Seoul
PoscoPlutus Project 3rd Project fund	Investment in new technologies	5.96	5.96	Seoul
PCC Bio 2nd Fund	Investment in new technologies	19.72	19.72	Seoul
PCC Material 3rd Fund	Investment in new technologies	2.38	2.38	Seoul
Union PCC Portfolio Fund(*1)	Investment in venture	—	14.12	Seoul
PCC S/W FUND(*1)	Investment in new technologies	—	0.46	Seoul
[Foreign]
KOBRASCO	Steel materials manufacturing and sales	50.00	50.00	Brazil
USS-POSCO Industries	Cold-rolled steel manufacturing and sales	50.00	50.00	USA
PT. POSMI Steel Indonesia	Steel processing and sales	36.69	36.69	Indonesia
United Spiral Pipe, LLC	Material manufacturing and sales	35.00	35.00	USA
CSP - Compania Siderurgica do Pecem	Steel manufacturing and sales	20.00	20.00	Brazil
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	Steel processing and sales	25.00	25.00	China
POSCO-SAMSUNG-Slovakia Processing Center	Steel processing and sales	30.00	30.00	Slovakia
YULCHON MEXICO S.A. DE C.V.	Tube for automobile manufacturing	19.00	19.00	Mexico
Hyunson Engineering & Construction HYENCO	Construction	4.89	4.89	Algeria
POSCO E&C Saudi Arabia	Civil engineering and construction	40.00	40.00	Saudi Arabia
Pos-Austem Suzhou Automotive Co., Ltd	Automotive parts manufacturing	19.90	19.90	China
POS-InfraAuto (Suzhou) Co., Ltd	Automotive parts manufacturing	16.20	16.20	China
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD	Automotive parts manufacturing	11.10	11.10	China
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD	Automotive parts manufacturing	13.00	13.00	China
Kwanika Copper Corporation	Energy & resource development	35.00	35.00	Canada
DMSA/AMSA	Energy & resource development	4.00	4.00	Madagascar
Roy Hill Holdings Pty Ltd	Energy & resource development	12.50	12.50	Australia
POSCO-NPS Niobium LLC	Mine development	50.00	50.00	USA
VNS-DAEWOO Co., Ltd.(*2)	Fabricate and sell iron scraps	50.00	—	Vietnam

(*1)	These joint ventures were newly established in 2019.
(*2)	Excluded from joint ventures due to liquidation during the year ended December 31, 2019.

(e)	Newly included subsidiaries
Consolidated subsidiaries acquired or newly established during the year ended December 31, 2019 are as follows:

Company	Date of addition	Ownership (%)	Reason
GRAIN TERMINAL HOLDING PTE. LTD.	June 2019	75.00	Acquisition of control
Mykolaiv Milling Works PJSC.	June 2019	100.00	Acquisition of control
Yuzhnaya Stevedoring Company Limited LLC.	June 2019	100.00	Acquisition of control
Chargev Co., Ltd	September 2019	100.00	New establishment
Korea Fuel Cell	November 2019	100.00	New establishment
JB CLARK HILLS	December 2019	70.00	Reclassified to subsidiary from associate
POSCO GEM 1th Fund	December 2019	100.00	New establishment

(f)	Excluded subsidiaries
Subsidiaries that were excluded from consolidation during the year ended December 31, 2019 are as follows:

Company	Date of exclusion	Reason
POSCO Processing & Service Co., Ltd.	January 2019	Merged into POSCO Co.,Ltd
Daewoo Precious Resources Co., Ltd.	January 2019	Liquidation
BLUE O&M Co.,Ltd.	February 2019	Merged into POSCO O&M CO.,Ltd.
Mega asset Co.,Ltd.	February 2019	Merged into POSCO O&M CO.,Ltd.
POSCO ESM Co.,Ltd.	April 2019	Merged into POSCO Chemical CO.,Ltd.
Daewoo International Guangzhou Corp.	April 2019	Merged into POSCO INTERNATIONAL(CHINA) CO.,Ltd.
POSCO(Guangdong) Coated Steel Co., Ltd.	June 2019	Disposal
POSCO E&C (THAILAND) CO.,Ltd.	June 2019	Liquidation
POSCO Gulf SFC LLC	June 2019	Liquidation
Hotel laonzena	July 2019	Disposal
Daewoo Power and Infra (PTY) Limited	July 2019	Liquidation
POSCO SINGAPORE LNG TRADING PTE. LTD.	September 2019	Liquidation
POSCO-South Asia Co., Ltd.	September 2019	Liquidation
PSIB CO.,Ltd.	October 2019	Liquidation
Chargev Co., Ltd	December 2019	Disposal
POSCO DAEWOO E&P CANADA CORPORATION	December 2019	Liquidation